PROPERTY, PLANT AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross		$ 1,823,094	$ 1,741,830
Less: accumulated depreciation	$ (1,732,920)	(1,434,614)	(868,200)
Property, plant, and equipment, net	3,322,377	3,475,668	3,775,509
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross		120,068	94,887
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	148,358	145,103	144,025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 2,852,314	$ 2,822,017	$ 2,662,967